T. ROWE PRICE Spectrum Income Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
3/31/25
(Cost and value in $000s)
BOND FUNDS 99.4%
T. Rowe Price Funds:
High Yield Fund  866,575 15,343 49,070 141,451,584 830,321
Floating Rate Fund  335,442 255,204 — 63,517,125 584,358
U.S. High Yield ETF  418,545 124,488 — 10,433,501 535,968
Emerging Markets Bond Fund  441,862 7,900 3,971 48,758,576 448,579
New Income Fund  678,957 7,059 299,315 53,205,281 424,578
QM U.S. Bond ETF  – 400,383 — 9,450,001 404,460
Total Return ETF  – 399,095 — 9,875,001 400,996
GNMA Fund  607,157 5,036 295,519 44,792,853 363,718
Dynamic Credit Fund  303,060 7,755 10,501 33,941,542 301,740
Dynamic Global Bond Fund  306,241 5,979 15,086 38,389,402 299,821
International Bond Fund (USD
Hedged)  357,388 4,310 93,068 32,157,225 273,015
Short-Term Bond Fund  313,550 3,210 49,055 58,314,460 269,413
U.S. Treasury Long-Term Index
Fund  192,790 12,839 630 28,881,667 212,569
Emerging Markets Local Currency
Bond Fund  183,770 7,303 32,218 35,457,523 166,296
Corporate Income Fund  261,165 2,958 118,912 20,347,455 163,797
Inflation Protected Bond Fund  86,459 30,470 759 11,415,135 119,516
Limited Duration Inflation Focused
Bond Fund  119,266 520 32,816 19,474,345 92,308
International Bond Fund  167,134 1,150 103,905 9,274,888 64,461
U.S. Treasury Intermediate Index
Fund  486 5 — 98,972 503
Total Bond Funds (Cost $6,043,398) 5,956,417
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds  0.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.41% (3) 83,392 1,087,745 1,137,024 34,113,035 34,113
Total Short-Term Investments (Cost $34,113) 34,113
Total Investments in Securities 100.0%
(Cost $6,077,511) $ 5,990,530
Other Assets Less Liabilities (0.0)% (2,055)
Net Assets 100.0% $ 5,988,475

T. ROWE PRICE Spectrum Income Fund

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund and ETFs, if held, which are single class funds. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$150,000 and $225,063, respectively.
(3) Seven-day yield
ETF Exchange-Traded Fund

T. ROWE PRICE Spectrum Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 488 U.S. Treasury Notes five year contracts 6/25 52,780 $ 518
Net payments (receipts) of variation margin to date (533)
Variation margin receivable (payable) on open futures contracts $ (15)

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (15,718) $ 18,586 $ 3,000
Dynamic Credit Fund  (46) 1,426 6,484
Dynamic Global Bond Fund  (1,896) 2,687 4,756
Emerging Markets Bond Fund  (401) 2,788 8,013
Emerging Markets Local Currency Bond Fund  (2,578) 7,441 3,272
Floating Rate Fund  — (6,288) 8,647
GNMA Fund  (39,621) 47,044 5,113
High Yield Fund  (2,827) (2,527) 15,537
Inflation Protected Bond Fund  (13) 3,346 484
International Bond Fund  3,100 82 1,169
International Bond Fund (USD Hedged)  (5,757) 4,385 3,076
Limited Duration Inflation Focused Bond Fund  (1,970) 5,338 527
New Income Fund  (28,413) 37,877 7,167
QM U.S. Bond ETF  — 4,077 1,893
Short-Term Bond Fund  (524) 1,708 3,252
Total Return ETF  — 1,901 2,171
U.S. High Yield ETF  — (7,065) 8,008
U.S. Treasury Intermediate Index Fund  — 12 5
U.S. Treasury Long-Term Index Fund  (21) 7,570 2,127
U.S. Treasury Money Fund, 4.41% — — 989
Affiliates not held at period end 91,587 (86,791) —
Totals $ (5,098)# $ 43,597 $ 85,690+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $85,690 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Valuation Inputs On March 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F88-054Q1 03/25